Other long-term assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Other long-term assets
Balance at beginning of the year	¥ (32,289)		¥ (52,776)
Reversal	70,427	$ 10,211	(17,118)	¥ (9,131)
Balance at end of the year	(50,038)		(32,289)	(52,776)
Total	91,762		296,366		$ 13,304
Other long-term assets
Other long-term assets
Deposit for investment (Note a)			228,571
Long term accounts receivables (Note b)	37		394
Long-term loan receivables	2,804		7,052
Loan to employees	30,440		36,119
Others	58,509		24,584
Subtotal	91,790		296,720
Balance at beginning of the year	(354)		(1,462)
Reversal	326		1,108
Balance at end of the year	(28)		(354)	¥ (1,462)
Total	¥ 91,762		¥ 296,366
Number of instalment payment	24 months	24 months
Other long-term assets | Other Investments [Member]
Other long-term assets
Equity Method Investment, Ownership Percentage			4.43%